Note 7 - Convertible Debentures (Details Narratives) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Note 7 - Convertible Debentures Details Narratives
Discounts on variable conversion feature	$ 183,000
Interest expense pursuant to the amortization	25,997
Interest expense on convertible debt	$ 3,110	$ 0